Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended
	Dec. 15, 2023	Nov. 07, 2023	Sep. 30, 2023	Sep. 30, 2022
Subsequent Event [Line Items]
Dividends declared (dollars per share)		$ 0.16
Dividends paid (dollars per share)	$ 0.16
Cash dividend			$ 40,546	$ 0
Subsequent events
Subsequent Event [Line Items]
Cash dividend	$ 6,800